Derivative Financial Instruments	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2013	Sep. 30, 2013	Dec. 31, 2012
Derivative Financial Instruments

5. Derivative Financial Instruments

The Company does not designate any of its derivative instruments as hedges. The following summarizes the Company’s outstanding derivative instruments at June 30, 2013:

			Fair Value
	Notional Amount	Balance Sheet Location	Asset	(Liability)
IRLCs	$1,450,868	Derivative assets/liabilities	$4,246	$(18,166)
MBS forward trades	1,888,223	Derivative assets/liabilities	46,682	(1,243)

Total derivative financial instruments	$3,339,091		$50,928	$(19,409)

The following summarizes the effect of the Company’s derivative financial instruments on its consolidated statement of operations for the six months ended June 30, 2013:

	Statement of Operations Location	Derivative Gains (Losses) Recognized
IRLCs	Gains on mortgage loans held for sale	$(25,909)
MBS forward trades	Gains on mortgage loans held for sale	47,226

Net derivative gain		$21,317

The Company has exposure to credit loss in the event of contractual non-performance by its trading counterparties and counterparties to the over-the-counter derivative financial instruments that the Company uses in its rate risk management activities. The Company manages this credit risk by selecting only counterparties that the Company believes to be financially strong, spreading the credit risk among many such counterparties, by placing contractual limits on the amount of unsecured credit extended to any single counterparty and by entering into netting agreements with the counterparties, as appropriate.

The Company has entered into agreements with derivative counterparties which include netting arrangements whereby the counterparties are entitled to settle their positions on a net basis. The Company is required to provide certain derivative counterparties collateral against derivative financial instruments. As of June 30, 2013, counterparties held $2,500 of the Company’s cash and cash equivalents in margin accounts as collateral, after which the Company was in a net credit loss position of $19,409 to those counterparties. For the six months ended June 30, 2013, the Company incurred no credit losses due to non-performance of any of its counterparties.

5. Derivative Financial Instruments

The Company does not designate any of its derivative instruments as hedges. The following summarizes the Company’s outstanding derivative instruments as of September 30, 2013 and December 31, 2012:

September 30, 2013:			Fair Value
	Notional	Balance Sheet Location	Asset	(Liability)
Interest rate lock commitments	$1,348,334	Derivative assets/liabilities	$16,695	$(94)
MBS forward trades	1,732,259	Derivative assets/liabilities	376	(23,731)

Total derivative financial instruments	$3,080,593		$17,071	$(23,825)

December 31, 2012:			Fair Value
	Notional	Balance Sheet Location	Asset	(Liability)
Interest rate lock commitments	$1,139,963	Derivative assets/liabilities	$11,989	$—
MBS forward trades	967,780	Derivative assets/liabilities	—	(1,787)

Total derivative financial instruments	$2,107,743		$11,989	$(1,787)

The following summarizes the effect of the Company’s derivative financial instruments on its consolidated statements of income for the three and nine months ended September 30, 2013 and 2012:

	Derivative (Losses) Gains Recognized
	Three Months Ended September 30,		Nine Months Ended September 30,
	2013	2012	2013	2012
Interest rate lock commitments	$30,521	$11,896	$4,612	$18,394
MBS forward trades	(68,794)	(11,698)	(21,568)	(14,279)

Net derivative (losses) gains[1]	$(38,273)	$198	$(16,956)	$4,115

1	All derivative (losses) gains are included within “Gains on mortgage loans held for sale” on the Company’s consolidated statements of income.

The Company has exposure to credit loss in the event of contractual non-performance by its trading counterparties and counterparties to the over-the-counter derivative financial instruments that the Company uses in its rate risk management activities. The Company manages this credit risk by selecting only counterparties that the Company believes to be financially strong, spreading the credit risk among many such counterparties, by placing contractual limits on the amount of unsecured credit extended to any single counterparty and by entering into netting agreements with the counterparties, as appropriate.

The Company has entered into agreements with derivative counterparties which include netting arrangements whereby the counterparties are entitled to settle their positions on a net basis. In certain circumstances, the Company is required to provide certain derivative counterparties collateral against derivative financial instruments. As of September 30, 2013 and December 31, 2012, counterparties held $20,132 and $3,445, respectively, of the Company’s cash and cash equivalents in margin accounts as collateral (which is classified as “Restricted cash” on the the Company’s consolidated balance sheets), after which the Company was in a net credit loss position of $23,825 and $1,787 at September 30, 2013 and December 31, 2012, respectively, to those counterparties. For the nine months ended September 30, 2013 and 2012, the Company incurred no credit losses due to non-performance of any of its counterparties.

D. DERIVATIVE INSTRUMENTS

The following summarizes derivative instruments at December 31:

	December 31, 2012		December 31, 2011
Description	Fair Value	Notional Amount	Fair Value	Notional Amount
Interest rate lock commitments	$11,988,706	$1,139,963,000	$3,347,255	$112,085,000
MBS forward sales contracts	(1,786,505)	$967,780,000	(1,045,529)	$153,320,000

Total	$10,202,201		$2,301,726

The Company recorded net gains (losses) on derivatives of $(4,089,161) and $156,834 for the years ended December 31, 2012 and 2011, respectively, which are included in gain on mortgage loans held for sale in the statement of operations.